UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue, Suite 800
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer            New York, NY                February 11, 2005
-----------------------       --------------------         ---------------------
    [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:    $160,442
                                          (thousands)


List of Other Included Managers:

Form 13F File Number           Name

28-10559                       Eagle Capital Partners, LP
---------------                -------------------------------------


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE      SHARED  NONE
--------------                 --------        -----      --------   -------   --- ----   ----------  ----   ----      ------  ----
Radica Games Ltd                   ORD         G7342H107     5,495    688,619             SOLE        NONE     688,619
Assurant Inc                       COM         04621X108    36,095  1,181,500             SOLE               1,181,500
Berkshire Hathaway Inc Del        Cl A         084670108    18,195        207             SOLE                     207
Comcast Corp New                Cl A Spl       20030N200    20,430    622,100             SOLE                 622,100
Imagistics International Inc       COM         45247T104    21,409    636,050             SOLE                 636,050
Medco Health Solutions Inc         COM         58405U102    13,112    315,200             SOLE                 315,200
Media Gen Inc                     Cl A         584404107    18,879    291,300             SOLE                 291,300
NewAlliance Bancshares Inc         COM         650203102       395     25,825             SOLE                  25,825
Rinker Group Ltd              Sponsored ADR    76687M101     8,307    100,000             SOLE                 100,000
TV Azteca S A DE C V          Sponsored ADR    901145102    13,201  1,284,100             SOLE               1,284,100
USA Mobility Inc                   COM         90341G103     4,924    139,446             SOLE                 139,446
                                                           160,442





00124.0001 #547216